Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the year	$ (104,887)	$ 1,667	$ (198,186)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(28,535)	(37,480)	56
Currency translation differences	121,924	(22,150)	(91,405)
Tax effect	4,426	12,555	1,950
Net income/(expenses) recognized directly in equity	97,815	(47,075)	(89,399)
Cash flow hedges	70,953	72,774	55,841
Tax effect	(17,738)	(18,194)	(13,960)
Transfers to income statement	53,215	54,580	41,881
Other comprehensive income/(loss)	151,030	7,505	(47,518)
Total comprehensive income/(loss) for the year	46,143	9,172	(245,704)
Total comprehensive (income)/loss attributable to non-controlling interest	(14,773)	(9,629)	(3,550)
Total comprehensive income/(loss) attributable to the Company	$ 31,370	$ (457)	$ (249,254)